Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories

NOTE 3 – INVENTORIES

Inventories consist of the following as of:

	September 30, 2019 (Unaudited)	December 31, 2018
Finished goods	$533,139	$96,750
Raw materials	774,588	1,383,630
Total inventories	$1,307,727	$1,480,380

As of September 30, 2019 and December 31, 2018, all raw materials were held at the manufacturer’s facility for future production.

NOTE 3 – INVENTORIES

Inventories consist of the following as of December 31:

	2018	2017
Finished goods	$96,750	$240,917
Raw materials	1,383,630	98,937
Packing supplies and materials	-	571
Total inventories	$1,480,380	$340,425

As of December 31, 2018, $1,383,630 in raw materials were held at the manufacturer’s facility for future production.